HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Hedges of net investment in foreign operations [abstract]
Hedged Item	$ (6,675,329)	$ 2,565,637	$ 883,022
Hedging non-derivative instrument	2,549,821	(1,198,919)	(366,195)
Hedging derivative instrument	4,051,499	(403,983)	(1,034,816)
Net OCI account	(74,009)
Foreign currency translation differences from unhedged foreign operations	1,356,213	(180,798)	(548,706)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				$ 1,621,713	$ 4,282,005
Amount of hedge by financial liabilities in foreign currency				(1,605,418)	(1,761,128)
Hedge amount in forward contracts				(281)	(728,808)
Hedges of net investment in foreign operations [abstract]
Hedged Item	1,204,663	7,879,992
Hedging non-derivative instrument	(812,788)	(3,288,906)
Hedging derivative instrument	(230,847)	(4,282,346)
Net OCI account	161,028	308,740
Banco de Bogota S.A.
Hedges of net investment in foreign operations [abstract]
Foreign currency translation differences from unhedged foreign operations			$ 470,412
BAC Holding International Corp and Multi Financial Holding [member]
Hedges of net investment in foreign operations [abstract]
Hedged Item	(6,991,093)
Hedging non-derivative instrument	2,756,328
Hedging derivative instrument	4,048,523
Net OCI account	(186,242)
BAC Holding International Corp and Multi Financial Holding [member] | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				394,372	3,861,718
Amount of hedge by financial liabilities in foreign currency				(390,000)	(1,486,000)
Hedge amount in forward contracts					(584,500)
Hedges of net investment in foreign operations [abstract]
Hedged Item	400,810	7,391,903
Hedging non-derivative instrument	(339,358)	(3,021,983)
Hedging derivative instrument	(435)	(4,048,958)
Net OCI account	61,017	320,962
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Hedged Item	105,255
Hedging non-derivative instrument	(3,470)
Hedging derivative instrument	2,976
Net OCI account	104,761
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				131,923	145,159
Amount of hedge by financial liabilities in foreign currency				(120,000)
Hedge amount in forward contracts				(281)	(144,308)
Hedges of net investment in foreign operations [abstract]
Hedged Item	340,250	234,995
Hedging non-derivative instrument	(3,470)
Hedging derivative instrument	(230,412)	(233,388)
Net OCI account	106,368	1,607
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Hedged Item	23,104
Hedging non-derivative instrument	(23,104)
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				28,755	32,329
Amount of hedge by financial liabilities in foreign currency				(28,755)	(32,329)
Hedges of net investment in foreign operations [abstract]
Hedged Item	74,582	51,478
Hedging non-derivative instrument	(74,582)	(51,478)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Hedged Item	26,838
Hedging non-derivative instrument	(26,838)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				35,151	46,039
Amount of hedge by financial liabilities in foreign currency				(35,151)	(46,039)
Hedges of net investment in foreign operations [abstract]
Hedged Item	99,428	72,590
Hedging non-derivative instrument	(99,428)	(72,590)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Hedged Item	21,903
Hedging non-derivative instrument	(21,903)
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				562,151	26,365
Amount of hedge by financial liabilities in foreign currency				(562,151)	(26,365)
Hedges of net investment in foreign operations [abstract]
Hedged Item	51,923	30,020
Hedging non-derivative instrument	(51,923)	(30,020)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	26,391
Hedging non-derivative instrument	(18,919)
Net OCI account	7,472
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				216,876	31,888
Amount of hedge by financial liabilities in foreign currency				(216,876)	(31,888)
Hedges of net investment in foreign operations [abstract]
Hedged Item	38,118	11,727
Hedging non-derivative instrument	(44,475)	(25,556)
Net OCI account	(6,357)	(13,829)
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Hedged Item	90,633
Hedging non-derivative instrument	(90,633)
Gas Natural de Lima y Callao S.A.C. - Calidda | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				97,109	125,284
Amount of hedge by financial liabilities in foreign currency				(97,109)	(125,284)
Hedges of net investment in foreign operations [abstract]
Hedged Item	173,901	83,268
Hedging non-derivative instrument	(173,901)	(83,268)
Promigas Per S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	3,996
Hedging non-derivative instrument	(3,996)
Promigas Per S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				25,978	4,820
Amount of hedge by financial liabilities in foreign currency				(25,978)	(4,820)
Hedges of net investment in foreign operations [abstract]
Hedged Item	5,504	1,508
Hedging non-derivative instrument	(5,504)	(1,508)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	17,639
Hedging non-derivative instrument	(17,639)
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				129,382	8,395
Amount of hedge by financial liabilities in foreign currency				(129,382)	(8,395)
Hedges of net investment in foreign operations [abstract]
Hedged Item	20,140	2,501
Hedging non-derivative instrument	(20,140)	(2,501)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Hedged Item	5
Hedging non-derivative instrument	(5)
Promigas Panam Corporation | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				16	8
Amount of hedge by financial liabilities in foreign currency				$ (16)	$ (8)
Hedges of net investment in foreign operations [abstract]
Hedged Item	7	2
Hedging non-derivative instrument	$ (7)	$ (2)